Commitments	12 Months Ended
Dec. 31, 2021
Commitments [Abstract]
Commitments

Note 18 — Commitments

The Group leases certain office premises under non-cancelable leases. Rent expenses under operating leases for the year ended December 31, 2021, 2020 and 2019 were approximately $779,000, $683,000, and $592,000, respectively.

Future minimum payments under non-cancelable operating leases were as follows at December 31, 2021:

Year Ended December 31,
2022	$664,583
2023	476,306
2024	390,481
2025	—
2026	—
$1,531,370